Short-Term Investments	12 Months Ended
Dec. 31, 2025
Short-Term Investments [Abstract]
SHORT-TERM INVESTMENTS

Note 4 — SHORT-TERM INVESTMENTS

The following table summarizes the Company’s short-term investments measured at amortized cost as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Money market funds, cost	$2,921	$-
Gain from changes in fair value	9	-
Total short-term investments	$2,930	$-

As of December 31, 2025, the fair value of the Taikang Kaitai US Dollar Money Market Fund held by the Company was $2,930, resulting in investment income from changes in fair value of $9.